FVM - Financial instruments not measured at fair value (Detail 1.1) - CHF (SFr) SFr in Millions		Dec. 31, 2017	Dec. 31, 2016
Carrying value
Cash and balances with central banks	[1]	SFr 87,775	SFr 107,767
Due from banks	[1]	13,739	13,156
Cash collateral on securities borrowed	[1]	12,393	15,111
Reverse repurchase agreements	[1]	77,240	66,246
Cash collateral receivables on derivative instruments	[1]	23,434	26,664
Loans	[1],[2]	319,568	306,325
Financial assets held to maturity	[1]	9,166	9,289
Other assets		29,706	25,436
Fair Value
Financial assets, at fair value	[3]	316,629	341,298
Not measured at fair value
Carrying value
Cash and balances with central banks		87,800	107,800
Due from banks		13,700	13,200
Cash collateral on securities borrowed		12,400	15,100
Reverse repurchase agreements		77,200	66,200
Cash collateral receivables on derivative instruments		23,400	26,700
Loans		319,600	306,300
Financial assets held to maturity		9,200	9,300
Other assets		27,900	18,500
Level 1
Fair Value
Financial assets, at fair value	[3]	140,015	132,062
Level 2
Fair Value
Financial assets, at fair value	[3]	171,125	202,377
Level 3
Fair Value
Financial assets, at fair value	[3]	5,489	6,860
Cash and balances with central banks | Not measured at fair value
Fair Value
Financial assets, at fair value		87,800	107,800
Cash and balances with central banks | Level 1 | Not measured at fair value
Fair Value
Financial assets, at fair value		87,800	107,800
Cash and balances with central banks | Level 2 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
Cash and balances with central banks | Level 3 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
Due from banks | Not measured at fair value
Fair Value
Financial assets, at fair value		13,700	13,200
Due from banks | Level 1 | Not measured at fair value
Fair Value
Financial assets, at fair value		13,100	12,500
Due from banks | Level 2 | Not measured at fair value
Fair Value
Financial assets, at fair value		600	700
Due from banks | Level 3 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
Cash collateral on securities borrowed | Not measured at fair value
Fair Value
Financial assets, at fair value		12,400	15,100
Cash collateral on securities borrowed | Level 1 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
Cash collateral on securities borrowed | Level 2 | Not measured at fair value
Fair Value
Financial assets, at fair value		12,400	15,100
Cash collateral on securities borrowed | Level 3 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
Reverse repurchase agreements | Not measured at fair value
Fair Value
Financial assets, at fair value		77,200	66,200
Reverse repurchase agreements | Level 1 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
Reverse repurchase agreements | Level 2 | Not measured at fair value
Fair Value
Financial assets, at fair value		74,800	62,500
Reverse repurchase agreements | Level 3 | Not measured at fair value
Fair Value
Financial assets, at fair value		2,500	3,700
Cash collateral receivables on derivative instruments | Not measured at fair value
Fair Value
Financial assets, at fair value		23,400	26,700
Cash collateral receivables on derivative instruments | Level 1 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
Cash collateral receivables on derivative instruments | Level 2 | Not measured at fair value
Fair Value
Financial assets, at fair value		23,400	26,700
Cash collateral receivables on derivative instruments | Level 3 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
Loans | Not measured at fair value
Fair Value
Financial assets, at fair value		321,000	309,700
Loans | Level 1 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
Loans | Level 2 | Not measured at fair value
Fair Value
Financial assets, at fair value		176,700	169,300
Loans | Level 3 | Not measured at fair value
Fair Value
Financial assets, at fair value		144,300	140,400
Financial assets held to maturity | Not measured at fair value
Fair Value
Financial assets, at fair value		9,000	9,100
Financial assets held to maturity | Level 1 | Not measured at fair value
Fair Value
Financial assets, at fair value		6,300	6,300
Financial assets held to maturity | Level 2 | Not measured at fair value
Fair Value
Financial assets, at fair value		2,700	2,800
Financial assets held to maturity | Level 3 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
Other assets | Not measured at fair value
Fair Value
Financial assets, at fair value		27,900	18,500
Other assets | Level 1 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
Other assets | Level 2 | Not measured at fair value
Fair Value
Financial assets, at fair value		27,900	18,500
Other assets | Level 3 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
UBS AG
Carrying value
Cash and balances with central banks	[1]	87,775	107,767
Due from banks	[1]	13,693	13,125
Cash collateral on securities borrowed	[1]	12,393	15,111
Reverse repurchase agreements	[1]	77,240	66,246
Cash collateral receivables on derivative instruments	[1]	23,434	26,664
Loans	[1],[2]	321,718	307,004
Financial assets held to maturity	[1]	9,166	9,289
Other assets		29,505	25,412
Fair Value
Financial assets, at fair value	[3]	316,353	341,056
UBS AG | Not measured at fair value
Carrying value
Cash and balances with central banks		87,800	107,800
Due from banks		13,700	13,100
Cash collateral on securities borrowed		12,400	15,100
Reverse repurchase agreements		77,200	66,200
Cash collateral receivables on derivative instruments		23,400	26,700
Loans		321,700	307,000
Financial assets held to maturity		9,200	9,300
Other assets		28,000	18,500
UBS AG | Level 1
Fair Value
Financial assets, at fair value	[3]	140,017	132,064
UBS AG | Level 2
Fair Value
Financial assets, at fair value	[3]	170,848	202,132
UBS AG | Level 3
Fair Value
Financial assets, at fair value	[3]	5,489	6,860
UBS AG | Cash and balances with central banks | Not measured at fair value
Fair Value
Financial assets, at fair value		87,800	107,800
UBS AG | Cash and balances with central banks | Level 1 | Not measured at fair value
Fair Value
Financial assets, at fair value		87,800	107,800
UBS AG | Cash and balances with central banks | Level 2 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
UBS AG | Cash and balances with central banks | Level 3 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
UBS AG | Due from banks | Not measured at fair value
Fair Value
Financial assets, at fair value		13,700	13,100
UBS AG | Due from banks | Level 1 | Not measured at fair value
Fair Value
Financial assets, at fair value		13,100	12,500
UBS AG | Due from banks | Level 2 | Not measured at fair value
Fair Value
Financial assets, at fair value		600	700
UBS AG | Due from banks | Level 3 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
UBS AG | Cash collateral on securities borrowed | Not measured at fair value
Fair Value
Financial assets, at fair value		12,400	15,100
UBS AG | Cash collateral on securities borrowed | Level 1 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
UBS AG | Cash collateral on securities borrowed | Level 2 | Not measured at fair value
Fair Value
Financial assets, at fair value		12,400	15,100
UBS AG | Cash collateral on securities borrowed | Level 3 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
UBS AG | Reverse repurchase agreements | Not measured at fair value
Fair Value
Financial assets, at fair value		77,200	66,200
UBS AG | Reverse repurchase agreements | Level 1 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
UBS AG | Reverse repurchase agreements | Level 2 | Not measured at fair value
Fair Value
Financial assets, at fair value		74,800	62,500
UBS AG | Reverse repurchase agreements | Level 3 | Not measured at fair value
Fair Value
Financial assets, at fair value		2,500	3,700
UBS AG | Cash collateral receivables on derivative instruments | Not measured at fair value
Fair Value
Financial assets, at fair value		23,400	26,700
UBS AG | Cash collateral receivables on derivative instruments | Level 1 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
UBS AG | Cash collateral receivables on derivative instruments | Level 2 | Not measured at fair value
Fair Value
Financial assets, at fair value		23,400	26,700
UBS AG | Cash collateral receivables on derivative instruments | Level 3 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
UBS AG | Loans | Not measured at fair value
Fair Value
Financial assets, at fair value		323,100	310,400
UBS AG | Loans | Level 1 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
UBS AG | Loans | Level 2 | Not measured at fair value
Fair Value
Financial assets, at fair value		178,900	170,000
UBS AG | Loans | Level 3 | Not measured at fair value
Fair Value
Financial assets, at fair value		144,300	140,400
UBS AG | Financial assets held to maturity | Not measured at fair value
Fair Value
Financial assets, at fair value		9,000	9,100
UBS AG | Financial assets held to maturity | Level 1 | Not measured at fair value
Fair Value
Financial assets, at fair value		6,300	6,300
UBS AG | Financial assets held to maturity | Level 2 | Not measured at fair value
Fair Value
Financial assets, at fair value		2,700	2,800
UBS AG | Financial assets held to maturity | Level 3 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
UBS AG | Other assets | Not measured at fair value
Fair Value
Financial assets, at fair value		28,000	18,500
UBS AG | Other assets | Level 1 | Not measured at fair value
Fair Value
Financial assets, at fair value		0	0
UBS AG | Other assets | Level 2 | Not measured at fair value
Fair Value
Financial assets, at fair value		28,000	18,500
UBS AG | Other assets | Level 3 | Not measured at fair value
Fair Value
Financial assets, at fair value		SFr 0	SFr 0

[1]
As of 31 December 2017, CHF 134 billion of Loans, CHF 0 billion of Due from banks, CHF 2 billion of Reverse repurchase agreements, CHF 7 billion of Financial assets available for sale, CHF 24 billion of Financial assets designated at fair value and CHF 7 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months. As of 31 December 2016, CHF 126 billion of Loans, CHF 0 billion of Due from banks, CHF 1 billion of Reverse repurchase agreements, CHF 10 billion of Financial assets available for sale, CHF 29 billion of Financial assets designated at fair value and CHF 8 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months.

[2]	Includes finance lease receivables of CHF 1.1 billion as of 31 December 2017 (31 December 2016: CHF 1.0 billion). Refer to Notes 10 and 31 for more information.
[3]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented